Summary of significant accounting policies (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares exercisable	3,906,853	3,906,853
Stock price	$ 2.05	$ 4.56
Fair value assumptions method used	Cox-Ross-Rubinstein binomial model
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 48.00	$ 48.00
Expected term (year)	4 years 9 months 10 days	5 years 9 months 10 days
Risk-free interest rate	0.69%	2.05%
Expected volatility		85.00%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 6.00	$ 6.00
Expected term (year)	2 years 7 months 7 days	3 years 7 months 7 days
Risk-free interest rate	0.38%	1.10%
Expected volatility	75.00%	75.00%